CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net loss	€ (8,115)	€ (5,147)
Add:
Net interest expense and other financing charges	1,143	3,157
Depreciation and amortization	19,425	16,894
Share based compensation	1,386	809
Loss on remeasurement of derivative liability		94
Gain on settlement of convertible debt		(169)
Loss (Gain) on remeasurement of deferred consideration	157	(132)
Unrealized foreign exchange (gain) loss	(558)	119
Income taxes expense	1,725	(1,553)
Adjustments to reconcile profit (loss) before working capital changes and income tax payable	15,163	14,072
Change in working capital	3,220	(3,838)
Income taxes (paid) recovered	(449)	927
Cash Flows From Operating Activities	17,934	11,161
Investing Activities
Purchases of property and equipment	(364)	(1,057)
Additions of intangible assets	(14,491)	(12,109)
Loan receivables	(400)
Investment in associates	(459)
Cash Flows (Used In) Investing Activities	(15,714)	(13,166)
Financing Activities
Proceeds from exercise of stock options	50	364
Repayment of convertible debt		(1,377)
Repayment of lease liability	(1,287)	(790)
Proceeds from loans payable	3,455	6,532
Repayment of loans payable	(6,139)
Interest and financing fees	(960)	(1,116)
Cash Flows (Used In) From Financing Activities	(4,881)	3,613
Effect of foreign currency exchange rate changes on cash and cash equivalents	(1,148)	63
Change In Cash And Cash Equivalents	(3,809)	1,671
Cash and cash equivalents at beginning of year	10,467	8,796
Cash And Cash Equivalents At End Of Year	€ 6,658	€ 10,467